Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
7.	Related Party Transactions

The Company has a collaboration agreement with Adimab, LLC (“Adimab”) under which the Company is developing antibodies discovered by Adimab in its AL001 and AL101 product candidates, and the Company is developing antibodies optimized by Adimab in its AL002 and AL003 product candidates (“2013 Adimab Agreement”). In August 2019, the Company signed a new collaboration agreement with Adimab for research and development of additional antibodies (“2019 Adimab Agreement”). The Chief Executive Officer of Adimab is a Co-Founder and Chairperson of the board of directors of Alector. For the three and nine months ended September 30, 2019, the Company incurred expenses under the 2013 Adimab Agreement of $2.0 million and $2.8 million, respectively, the majority of which is related to milestone payments. For the three and nine months ended September 30, 2018, the Company incurred expenses under the 2013 Adimab Agreement of $1.8 million, the majority of which is related to milestone payments. The Company had $2.0 million and zero in accrued liabilities due to Adimab as of September 30, 2019 and December 31, 2018. Under the 2013 Adimab Agreement, the Company will owe up to $3.5 million in milestone payments per program to Adimab for its product candidates. The Company will also owe low- to mid- single-digit royalty payments for commercial sales of such product candidates. Under the 2019 Adimab Agreement, the Company will owe certain milestone payments per program for its product candidates and low single-digit royalty payments for commercial sales of such product candidates.

9.	Related Party Transactions

In 2014, the Company entered into a collaboration agreement with Adimab, LLC (“Adimab”), which (as amended, and together with certain applicable option exercise letters the Company sent to Adimab, the “Adimab Collaboration Agreement”). The Company works with Adimab to discover and optimize antibodies directed against certain targets selected by the Company. Under the Adimab Collaboration Agreement, the Company is required to fund, and the Company and Adimab are required to use commercially reasonable efforts to conduct certain research to discover and optimize antibodies directed against targets selected by the Company. The Company is developing antibodies discovered by Adimab in its AL001 and AL101 product candidates, and the Company is developing antibodies optimized by Adimab in its AL002 and AL003 product candidates. The Chief Executive Officer of Adimab is a Co-Founder and Chairperson of the board of directors of Alector. For the years ended December 31, 2018, 2017, and 2016, Alector incurred expenses of $2.3 million, $0.4 million, and $0.6 million for services provided by Adimab, respectively. The year ended December 31, 2018, included expenses of $2.3 million related to milestones. The Company will owe up to $3.5 million in milestone payments per program to Adimab for its product candidates. The Company will also owe low- to mid- single-digit royalty payments for commercial sales of such product candidates.